PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	Aug. 31, 2017	Aug. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense at statutory rate					$ (79,639)	$ (10,095)
Change in valuation allowance					79,639	10,095
Income tax expense per books	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0